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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F HR/A

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter End: September 30, 2008

If amended report check here: [X] Amendment Number: 1

This Amendment (check only one): [_] is a restatement
                                 [X] adds new holding entries

                          P&S Capital Management, L.P.
                    Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor                  New York     New York     10022
------------------------------     --------     --------     --------     -----
Business Address                   (Street)      (City)       (State)     (Zip)

13F File Number: 28-13085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Greg Pearson            Chief Financial Officer   (212) 319-8220
---------------------   -----------------------   --------------
(Name)                          (Title)               (Phone)

Signature, Place and Date of Signing:


/s/ Greg Pearson
----------------------------------------
590 Madison Avenue, 28th Floor
New York, New York 10022
2/13/2009

P&S Capital Partners, LLC is the general partner for certain investment funds for which it has delegated investment discretion to P&S Capital Management, L.P. P&S Capital Management, LLC is the general partner of P&S Capital Management, L.P.

Report Type:

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2
Form 13F Information Table Entry Total:    1
Form 13F Information Table Value Total: $969 (thousands)

List of Other Included Managers:

No.   Form 13F File Number:   Name:
---   ---------------------   ---------------------------
 1.   28-13086                P&S Capital Management, LLC
 2.   28-06197                P&S Capital Partners, LLC

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          P&S CAPITAL MANAGEMENT, L.P.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/08

ITEM 1                      ITEM 2       ITEM 3   ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------ ------------- --------- -------- ------------------ ------- -------- ---------------------
                             TITLE                                                               VOTING AUTHORITY
                              OF                   VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
NAME OF ISSUER               CLASS       CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
------------------------ ------------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----
ENERGY XXI (BERMUDA) LTD COM SHS       G10082108      969    33,333 SH       DEFINED     1       33,333